Investment Objectives and Goals	May 29, 2026
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD Emerging Markets Index Portfolio
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	PD International Large-Cap Index Portfolio